COMMITMENTS, CONTINGENCIES AND GUARANTEES - Summary of Assets and Portfolio Assets Brookfield & Partners Have Agreed to Acquire (Details) ¥ in Millions, R$ in Millions, $ in Millions, $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended			24 Months Ended
	Feb. 28, 2025 USD ($)	Jun. 30, 2025 USD ($) MW	Jun. 30, 2025 CNY (¥) MW	Dec. 31, 2025 USD ($) MW GW	Dec. 31, 2025 AUD ($) MW GW	Dec. 31, 2024	Dec. 31, 2026 USD ($) MW	Dec. 31, 2026 BRL (R$) MW
Disclosure of finance lease and operating lease by lessee [line items]
Consideration | $	$ 3,522
Brookfield Renewable Economic Interest						25.00%
China, Wind, 50 MW development | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Wind		50	50
Consideration		$ 8	¥ 58
Brookfield Renewable Economic Interest		20.00%	20.00%
China, Wind, 201 MW development | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Wind		201	201
Consideration		$ 82	¥ 599
Brookfield Renewable Economic Interest		20.00%	20.00%
Brazil, Distributed Energy & Storage, 812 MW Development | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Distributed energy & storage							812	812
Consideration							$ 52	R$ 322
Brookfield Renewable Economic Interest							20.00%	20.00%
Brazil, Distributed Energy & Storage, 30 MW Operaing Development
Disclosure of finance lease and operating lease by lessee [line items]
Distributed energy & storage							30	30
Australia, Various Technology, 2GW Development | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Various | GW				2	2
Consideration				$ 166	$ 268
Brookfield Renewable Economic Interest				15.00%	15.00%
Australia, Various Technology, 55 MW Operating Development | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Various				55	55